UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Ken Roberts Investment Management Inc.
Address:601 W. Riverside Ave., Suite 1670
        Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       February 6, 2003

Report Type (Check only one):

[X]     13F HOLDING REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F INFORMATION TABLE

                 Title of                      Value            Invstmt  Voting Aut
Name of Issuer     Class    CUSIP             (x$1000) Shares   Dscretn    None

AP Pharma Inc.      Com    00202J104                34   33800   Sole       33800
Actel Corp.         Com    004934105              5335  328922   Sole      328922
Altria Group        Com    02209S103               234    5770   Sole        5770
American Express    Com    025816109              9346  264372   Sole      264372
American International
Group               Com    026874107              6732  116371   Sole      116371
Annadarko           Com    032511107              9197  192000   Sole      192000
Applied Materials
Inc. Delaware       Com    038222105               371   28495   Sole       28495
Auspex              Com    052116100                 5   14000   Sole       14000
BP Amoco            Com    055622104               323    7946   Sole        7946
Banner Corp.        Com    06652V109              1316   70196   Sole       70196
Baxter Internati    Com    071813109              5005  178760   Sole      178760
Boise Cascade       Com    097383103               477   18900   Sole       18900
Bristol Myers Sq    Com    110122108              1047   45238   Sole       45238
Build. Materials
Holding Corp.       Com    120113105               442   30900   Sole       30900
Burlington Resou    Com    122014103               608   14250   Sole       14250
Cardinal Health     Com    14149Y108             13028  220106   Sole      220106
Cascade Nat. Gas    Com    147339105               466   23300   Sole       23300
Celestica           Com    15101Q108              1312   93075   Sole       93075
Chevron Corp.       Com    166751107             12268  184539   Sole      184539
Cisco Systems In    Com    17275R102              4084  311760   Sole      311760
Citigroup           Com    172967101             11577  328979   Sole      328979
Clorox              Com    189054109               248    6000   Sole        6000
Coca Cola Co.       Com    191216100             10221  233150   Sole      233150
Costco              Com    2160K105              10407  370885   Sole      370885
Dell Computer       Com    247025109              2765  103415   Sole      103415
EMC Corp            Com    268648102              1410  229657   Sole      229657
Eden Bioscience     Com    279445100               125   87150   Sole       87150
Eli Lilly & Co      Com    532457108               363    5719   Sole        5719
Emerson Electric    Com    291011104              2547   50096   Sole       50096
Express Scripts     Com    302182100             10049  209186   Sole      209186
Exxon Mobil         Com    30231G102              1828   52315   Sole       52315
First Indus.                                                                    0
Realty Trust        Com    32054K103               308   11000   Sole       11000
Gap Stores          Com    364760108              3828  246675   Sole      246675
General Electric    Com    369604103              9608  394565   Sole      394565
Gillette Co.        Com    375766102               286    9405   Sole        9405
HealthSouth         Com    421924101              5502 1309974   Sole     1309974
Hewlett Packard     Com    428236103               346   19929   Sole       19929
Home Depot          Com    437076102             11716  487767   Sole      487767
Home Properties
of N.Y.             Com    437306103               527   15300   Sole       15300
Honeywell Int'l     Com    438516106              1847   76973   Sole       76973
ICOS Corp.          Com    449295104              1242   53049   Sole       53049
Intel Corp.         Com    458140100              5110  328179   Sole      328179
International Business
Machines            Com    459200101               425    5485   Sole        5485
Istar Financial     Com    45031U101               690   24584   Sole       24584
Johnson & Johnso    Com    478160104               325    6051   Sole        6051
Keytronic           Com    493144109               240  206550   Sole      206550
LSI Logic Corp.     Com    502161102               517   89540   Sole       89540
LA Pac Corp.        Com    546347105               111   13826   Sole       13826
Lattice
Semiconductor       Com    518415104              7547  860505   Sole      860505
Lucent Technolog    Com    549463107                20   15618   Sole       15618
Managed Municipa    Com    561662107               210   19708   Sole       19708
McDonald's Corp.    Com    580135101               197   12237   Sole       12237
Mentor Graphics     Com    587200106              4597  584850   Sole      584850
Merck & Co.         Com    589331107              4482   79169   Sole       79169
Meret Inc.          Com    589493105                 0   17000   Sole       17000
Merrill Lynch       Com    590188108               284    7478   Sole        7478
Metris Companies    Com    591598107                45   18100   Sole       18100
Microsoft           Com    594918104             15241  294798   Sole      294798
Nordstrom, Inc.     Com    655664100              2487  131106   Sole      131106
Officemax           Com    67622M108              2654  530820   Sole      530820
Oracle Corp.        Com    68389X105              4334  401285   Sole      401285
Pfizer Inc.         Com    717081103              1020   33361   Sole       33361
Plum Creek Timb.    Com    729251108              1382   58550   Sole       58550
Putnam Master
Interm. Inc. Tr.    Com    746909100               351   57205   Sole       57205
Qualcomm            Com    747525103              3987  109570   Sole      109570
Railamerica         Com    750753105               247   34500   Sole       34500
Schlumberger        Com    806857108              5219  124006   Sole      124006
Scudder Inter Go    Com    811163104               470   67500   Sole       67500
Semitool            Com    816909105               361   58000   Sole       58000
Shurgard Storage    Com    82567D104              1084   34594   Sole       34594
Siebel Systems      Com    826170102               138   18640   Sole       18640
Starbucks           Com    855244109             12635  619954   Sole      619954
Sterling Finl.      Com    859319105              1501   79750   Sole       79750
Sun Microsystems    Com    866810104                67   21614   Sole       21614
Target Corp.        Com    87612E106               236    7870   Sole        7870
Texas Instrument    Com    882508104              6669  444321   Sole      444321
Umpqua Holdings     Com    904214103               430   23575   Sole       23575
Veritas Software    Com    923436109               365   23351   Sole       23351
Verizon Comm.       Com    92343V104               365    9411   Sole        9411
Wal-Mart            Com    931142103             12339  244292   Sole      244292
Walt Disney Co.     Com    254687106              4852  297509   Sole      297509
Washington Fed.
Savings & Loan      Com    938824109               266   10708   Sole       10708
Washington Mut.
Savings Bank        Com    939322103              2241   64900   Sole       64900
Watchguard
Technologies Inc    Com    941105108               176   27575   Sole       27575
Xanser Corp.        Com    98389J103                87   55200   Sole       55200


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry To         85

Form 13F Information Table Value To $     264,384